SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (RESULTS OF OPERATIONS ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements
Gross profit	$ 28,356	$ 27,868	$ 22,128
Operating expenses:
Selling, general and administrative	18,146	21,515	24,515
Research and development	8,502	11,342	11,686
Total operating expenses	26,648	32,857	36,201
Operating loss	1,708	(4,989)	(14,073)
Interest income	871	557	589
Interest expense	(55)	(76)	(88)
Other income, net	2,748	3,489	(2,249)
Equity in net income (loss) of affiliated companies	984	(13,954)	(8,878)
Income tax benefit (expense)	788	(4,162)	1,618
Net income (loss) attributable to UTStarcom Holdings Corp.	290	(27,158)	(30,264)
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative	671	928	1,398
Total operating expenses	671	928	1,398
Operating loss	(671)	(928)	(1,398)
Loss before income taxes and equity in loss of affiliated companies	(671)	(928)	(1,398)
Equity in net income (loss) of affiliated companies	803	(26,230)	(28,866)
Net income (loss) attributable to UTStarcom Holdings Corp.	$ 132	$ (27,158)	$ (30,264)